Derivative financial instruments	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Instruments [Abstract]
Derivative financial instruments
16.	Derivative financial instruments

The Company has borrowings denominated in US dollars and debt securities at variable interest rates in pesos, which in case of an increase in interest rates, would reduce the Company’s cash flows. Through the contracting of the caps with HSBC México, S.A. (HSBC) and Scotiabank Inverlat, S.A. (Scotiabank), in some of these borrowings, the Company seeks to limit the risk of interest rate increases. In 2016, the Company contracted hedges with an interest rate floor and two interest rate collars, such that if the relevant rate surpasses the level established (strike) in the contract, the cap generates positive cash flows to the Company, which offsets the negative effects of the increase in the interest rates from the underlying loans.

The Company’s derivative financial instruments are negotiated in the over-the-counter (OTC) market, through national and international counter parties.

The issuance of the GAP 15 debt securities in February 2015 for Ps. 1,100,000 and the second tranche of the same GAP 15 debt securities in January 2016 for Ps. 1,100,000 generates interest at a variable rate of TIIE-28 plus 24 basis points with a term of 5 years. This credit has a hedge of the interest rate described in the table below.

During January and February 2016, the Company entered into unsecured credit agreement with Scotiabank and BBVA for USD$95.5 million with each institution, for a total of USD$191.0 million. The loans generate interest at one month LIBOR plus 99 and 105 basis points, respectively, with monthly interest payments, for a term of 5 years. With these loans the Company pre-paid bridge loans used to finance DCA’s acquisition in April, 2015. For this credit an interest rate hedge was contracted.

On May 2, 2017, the Company contracted an interest rate swap with HSBC in order to cover the risk of increased interest rate related to the issuance of the GAP 17 debt securities on April 6, 2017, which was placed at a variable interest rate.

These financial instruments were not entered into for speculative purposes, but neither were formally designated and therefore did not qualify as hedging instruments for accounting purposes and as a result changes in their fair value are recognized in profit or loss within finance cost. The main characteristics and the fair value of these derivatives at December 31, 2016, 2017 and 2018 are as follows:

	Notional amount (millions)		Hedge start date	Rate	Floor	CAP 1	CAP 2	Due date	Fair value December 31, 2016
HSBC	USD	$95.5	March 2016	Libor 30	0.42%	1.75%	2.75%	January 2021	Ps.	18,111
HSBC	USD	$95.5	March 2016	Libor 30	0.42%	1.75%	2.75%	February 2021		18,417
Scotiabank	Ps.	2,200.0	April 2016	TIIE 28	4.05%	5.75%	6.75%	February 2021		35,926
Total									Ps.	72,454

	Notional amount (millions)		Hedge start date	Rate	Floor	CAP 1	CAP 2	Due date	Fair value December 31, 2017
HSBC	USD	$95.5	March 2016	Libor 30	0.42%	1.75%	2.75%	January 2021	Ps.	16,442
HSBC	USD	$95.5	March 2016	Libor 30	0.42%	1.75%	2.75%	February 2021		16,753
Scotiabank	Ps.	2,200.0	April 2016	TIIE 28	4.05%	5.75%	6.75%	February 2021		37,577
HSBC	Ps.	1,500.0	Mayo 2017	7.21%	—	—	—	March 2022		36,043
Total									Ps.	106,815

	Notional amount (millions)		Hedge start date	Rate	Floor	CAP 1	CAP 2	Due date	Fair value December 31, 2018
HSBC	USD	$95.5	March 2016	Libor 30	0.42%	1.75%	2.75%	January 2021	Ps.	25,572
HSBC	USD	$95.5	March 2016	Libor 30	0.42%	1.75%	2.75%	February 2021		26,369
Scotiabank	Ps.	2,200.0	April 2016	TIIE 28	4.05%	5.75%	6.75%	February 2021		24,257
HSBC	Ps.	1,500.0	Mayo 2017	7.21%	—	—	—	March 2022		60,259
Total									Ps.	136,457

For the years ended December 31, 2017 and 2018 a gain of Ps. 34,361 and Ps. 29,642 respectively, were recognized within finance income as income of the period, due to the extrinsic value; no amounts have been recognized through other comprehensive income during the year ended December 31, 2018, for the effect of the intrinsic value of these hedges.

On March 4, 2016 began the bank loans hedge.During fiscal year 2018, coverage was used because the 30-day Libor exceeded the CAP1 of 1.75%. As of December 31, 2018, the Company recognized an income of Ps. 9,919 for the application of the hedge in the result of financing in the finance income.

On April 1, 2016 began the debts securities hedge with variable interest rates. In 2016, 2017 and 2018, the Company used the hedge because the TIIE 28 rate surpassed the first CAP1 of 5.75%. At December 31, 2016, 2017 and 2018, the Company recognized, Ps. 607, Ps. 19,607 and Ps. 22,856 respectively, for the application of the hedge coverage in the finance and interest income.

On May 4, 2017, started the hedge of the variable interest rate generated by the debt securities issued in April 2017; these debt securities certificates were issued at a 28-day TIIE variable rate plus 49 base points, for which a swap was contracted to fix the rate at 7.21%. As of December 31, 2017 and 2018 an amount of Ps. 715 and Ps. 11,517 respectively, were recognized in favor of the Company for the application of the hedge, because the fixed rate contracted in the SWAP was lower than the TIIE.